Stock Based Compensation (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended			9 Months Ended
	Jun. 26, 2025 shares	Jun. 30, 2025 installment shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares
Management Long-Term Incentive Plan
Granted			20,000	457,542
weighted average exercise price | $ / shares			$ 25.33	$ 24.81
Compensation expense recognized | $			$ 8.8		$ 2.2	$ 0.9	$ 4.1
Stock-based compensation expense associated with the unvested restricted stock | $			$ 8.8			9.3
Reversal of stock-based compensation expense | $						$ 8.4
Weighted average term						2 years 8 months 26 days
Restricted Stock
Management Long-Term Incentive Plan
Granted				6,418,775
Class B units outstanding during the period		6,418,775	6,374,784	6,418,775	0	6,374,784	0
Expense related to unvested restricted shares | $			$ 87.3			$ 87.3
Class B units
Management Long-Term Incentive Plan
Vesting period		3 years
Class B units | Restricted Stock
Management Long-Term Incentive Plan
Granted		6,418,775
JCAP TopCo, LLC 2018 Underlying Units Plan (Plan)
Management Long-Term Incentive Plan
Class B units available for issuance	26,932,232
Granted	26,932,232
Class B units outstanding during the period	26,932,232
Vesting period		3 years
JCAP TopCo, LLC 2018 Underlying Units Plan (Plan) | Five equal installments on each of the first five anniversaries
Management Long-Term Incentive Plan
Number of Installments for Vesting | installment		5
Percentage of units vested (%)		30.00%
JCAP TopCo, LLC 2018 Underlying Units Plan (Plan) | Change of control if applicable distribution thresholds are achieved
Management Long-Term Incentive Plan
Percentage of units vested (%)		70.00%